Exceptional items - Summary of Exceptional Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Administrative expenses:
Administrative expenses	$ (379)	$ (352)	$ (420)
Other operating income and expenses:
Gain on disposal of hotels			871
Other operating income and expenses	84	9	891
Impairment charges
Property, plant and equipment			(27)
Impairment charges	(18)	(16)	(36)
Profit before tax	678	591	1,412
Tax	(85)	(174)	(188)
Exceptional items [member]
Administrative expenses:
Kimpton integration costs	(15)	(13)	(10)
Reorganisation costs	(36)		(6)
Venezuelan currency losses			(4)
Corporate development costs			(5)
Administrative expenses	(51)	(13)	(25)
Other operating income and expenses:
Gain on disposal of equity securities available-for-sale	73
Gain on disposal of hotels			871
Gain on disposal of investment in associate			9
Other operating income and expenses	73		880
Impairment charges
Property, plant and equipment			(27)
Impairment charges	(18)	(16)	(36)
Profit before tax	4	(29)	819
Tax on exceptional items	(2)	12	(8)
Exceptional tax	118
Tax	116	12	(8)
Exceptional items [member] | Associates [member]
Impairment charges
Associates	$ (18)	$ (16)	$ (9)